UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      The Baupost Group, L.L.C.

Address:   10 St. James Avenue
           Suite 1700
           Boston, MA 02116


Form 13F File Number: 28-7120


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Paul C. Gannon
Title:  Chief Financial Officer
Phone:  (617) 210-8300

Signature,  Place,  and  Date  of  Signing:

/s/ Paul C. Gannon                 Boston, MA                         2/12/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              20

Form 13F Information Table Value Total:  $    1,584,960
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ALLIANCE ONE INTL INC        COM              018772103    42944   8800000 SH       SOLE                  8800000      0    0
AUDIOVOX CORP                CL A             050757103    12743   1797286 SH       SOLE                  1797286      0    0
BREITBURN ENERGY PARTNERS LP COM UT LTD PTN   106776107    89972   8495939 SH       SOLE                  8495939      0    0
CAPITALSOURCE INC            COM              14055X102    80505  20278400 SH       SOLE                 20278400      0    0
CAPITALSOURCE INC            SDCV 4.000% 7/1  14055XAE2   153864 168157000 PRN      SOLE                168157000      0    0
CAPITALSOURCE INC            NOTE 7.250% 7/1  14055XAG7    43589  48298000 PRN      SOLE                 48298000      0    0
CIT GROUP INC                COM NEW          125581801    71294   2582186 SH       SOLE                  2582186      0    0
DIRECTV                      COM CL A         25490A101    53943   1617471 SH       SOLE                  1617471      0    0
DOMTAR CORP                  COM NEW          257559203   160689   2900000 SH       SOLE                  2900000      0    0
ENZON PHARMACEUTICALS INC    COM              293904108    85108   8082400 SH       SOLE                  8082400      0    0
FACET BIOTECH CORP           SHS              30303Q103    61546   3506875 SH       SOLE                  3506875      0    0
ITURAN LOCATION AND CONTROL  SHS              M6158M104    22071   1721066 SH       SOLE                  1721066      0    0
LIBERTY MEDIA CORP NEW       LIB STAR COM A   53071M708    19485    422216 SH       SOLE                   422216      0    0
MULTIMEDIA GAMES INC         COM              625453105    15626   2600000 SH       SOLE                  2600000      0    0
NEWS CORP                    CL A             65248E104   334721  24450000 SH       SOLE                 24450000      0    0
SAPPHIRE INDUSTRIALS CORP    *W EXP 01/17/201 80306T117      270   2250000 SH       SOLE                  2250000      0    0
SYNERON MEDICAL LTD          ORD SHS          M87245102    15675   1500000 SH       SOLE                  1500000      0    0
THERAVANCE INC               COM              88338T104   132007  10100000 SH       SOLE                 10100000      0    0
THERAVANCE INC               NOTE 3.000% 1/1  88338TAA2    32681  41500000 PRN      SOLE                 41500000      0    0
VIASAT INC                   COM              92552V100   156227   4915901 SH       SOLE                  4915901      0    0


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